ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Nov. 30, 2012	Aug. 31, 2012	Aug. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Service providers		$ 580,714	$ 339,052
Payroll and related expenses		16,459	36,486
Accounts payable and accrued expenses	$ 287,302	$ 597,173	$ 375,538